Funding debts	12 Months Ended
Dec. 31, 2019
Funding debts
Funding debts
1 3 .	Funding debts
The following table summarized the Group’s outstanding funding debts as of December 31, 2018 and 2019, respectively:

	As of December 31,
	2018	2019
	RMB	RMB
Short-term:
Loan payables to individual investors via Jimu Box and other financial partners	332,746	8,893
Loan payables to investors of consolidated trusts	240,444	291,319
Loan payables to a shareholder	121,788	—

Total short-term funding debts	694,978	300,212

Long-term:
Loan payables to individual investors via financial partners	21,498	21,498

Total long-term funding debt	21,498	21,498

The funding debts had a weighted average interest rate of 9.7%, 11.4% and 9.1% for the years ended December 31, 2017, 2018 and 2019, respectively.
For the years ended December 31, 2017, 2018 and 2019, the Group, through its VIEs, set up several trusts which were administered by third-party trust companies. These trusts were set up with total assets ranging from RMB30,000 to RMB121,000. The external investors purchased senior tranche securities, for annualized interest from 6.8% to 9.0%, representing a range of 75% to 96% of total securities issued by these trusts. The Group is obligated to purchase subordinated tranche securities, representing a range of 4% to 25% of total securities issued by these trusts. Some trusts were set up and a third party purchased subordinated tranche securities while the Group promised the third party a fixed expected return.